Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets (Parentheticals)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets (Parentheticals) [Line Items]
Variables revenues	1.00%	1.00%	1.00%
Top of range [member]
Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets (Parentheticals) [Line Items]
Variables revenues	2.00%	2.00%	2.00%